DEBT - Components (Details) ¥ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Debt
Short-term Debt	$ 138	¥ 948	¥ 131
Total		948	131
Long-term bank borrowings, non-current portion	$ 1,282	8,812	4,922
Long-term debt		8,812	4,922
Bank borrowings
Debt
Long-term bank borrowings, current portion		0	0
Short-term Debt		948	131
Bank borrowings
Debt
Long-term bank borrowings, non-current portion		5,603	1,895
Convertible senior notes
Debt
Long-term bank borrowings, non-current portion		¥ 3,209	¥ 3,027